Shareholder Report, Line Graph (Details) 197679_Spear Alpha ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Aug. 03, 2021	Jun. 30, 2026
Spear Alpha ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Spear Alpha ETF NAV
Accumulated Value	$ 14,853	$ 11,803	$ 9,223	$ 6,951	$ 10,000	$ 29,085
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	14,884	12,924	10,376	8,676	10,000	$ 18,206
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ Composite Total Return Index
Accumulated Value	$ 14,225	$ 12,297	$ 9,488	$ 7,522	$ 10,000	$ 18,418